Capital lease obligation - USD ($)		3 Months Ended	9 Months Ended
	Jun. 23, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jan. 31, 2020
Lessee, Lease, Description [Line Items]
Net book value of fixed assets under capital lease obligations			$ 156,640
Lessee, Operating Lease, Liability, to be Paid			150,504
Operating Lease, Right-of-Use Asset			140,607		$ 61,247
Operating Lease, Liability, Current			45,405		61,247
Operating Lease, Liability, Noncurrent			95,202		$ 0
El Paso [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Liability, Current			45,405
Operating Lease, Liability, Noncurrent			95,202
El Paso Texas [Member]
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 15,705	$ 21,438
Gardner Ma [Member]
Lessee, Lease, Description [Line Items]
Operating lease expense			$ 222,112	$ 124,848
Manufacturing Equipment [Member]
Lessee, Lease, Description [Line Items]
Capital lease obligation		$ 161,977		$ 161,977
Manufacturing Equipment 2 [Member]
Lessee, Lease, Description [Line Items]
Capital lease obligation						$ 47,750